Related parties - Summary of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 5,784	$ 4,206	$ 4,234
Pension costs	281	253	228
Share-based compensation expense	11,935	12,327	10,597
Total	$ 18,000	$ 16,786	$ 15,059